WBI BullBear Value 3000 ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.6%
	Capital Goods - 15.0%
20,026	Emerson Electric Company	$1,806,746
6,250	Lockheed Martin Corp.	2,309,375
2,465	Parker - Hannifin Corp.	777,535
5,142	W.W. Grainger, Inc. +	2,061,582

		6,955,238

	Consumer Durables & Apparel - 4.2%
34,536	Toll Brothers, Inc.	1,959,227

	Consumer Services - 1.4%
12,816	Service Corp. International	654,257

	Diversified Financials - 9.4%
9,140	Ameriprise Financial, Inc.	2,124,593
18,185	Raymond James Financial, Inc.	2,228,754

		4,353,347

	Energy - 2.2%
13,670	Diamondback Energy, Inc.	1,004,608

	Food, Beverage & Tobacco - 7.6%
13,255	JM Smucker Company +	1,677,155
24,883	Tyson Foods, Inc. - Class A	1,848,807

		3,525,962

	Health Care Equipment & Services - 7.5%
9,817	HCA Holdings, Inc.	1,848,934
12,566	Quest Diagnostics, Inc.	1,612,720

		3,461,654

	Household & Personal Products - 5.8%
14,454	Kimberly-Clark Corp.	2,009,829
5,134	Procter & Gamble Company	695,297

		2,705,126

	Insurance - 12.7%
17,418	American Financial Group, Inc.	1,987,394
14,767	First American Financial Corp.	836,550
3,175	Primerica, Inc.	469,328
35,536	Principal Financial Group, Inc.	2,130,739
5,929	W. R. Berkley Corp.	446,750

		5,870,761

	Materials - 3.2%
19,995	CRH PLC - ADR+(c)	939,365
9,061	Newmont Corp.	546,107

		1,485,472

	Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
9,622	AbbVie, Inc.	1,041,293

	Retailing - 9.4%
19,803	Best Buy Company, Inc.	2,273,583
10,434	Target Corp. +	2,066,662

		4,340,245

	Software & Services - 10.0%
1,879	Accenture PLC - Class A - ADR(c)	519,074
12,764	Broadridge Financial Solutions, Inc.	1,954,168
4,907	Microsoft Corp.	1,156,923
879	Shopify, Inc. - ADR*+(c)	972,614

		4,602,779

	Technology Hardware & Equipment - 3.1%
8,640	CDW Corp.	1,432,080

	Transportation - 3.8%
10,211	United Parcel Service, Inc. - Class B	1,735,768

	TOTAL COMMON STOCKS (Cost $43,971,355)	45,127,817

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 1.9%
879,533	U.S. Bank Money Market Deposit Account, 0.00% (d)	879,533

	TOTAL TOTAL SHORT TERM INVESTMENTS (Cost $879,532)	879,533

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.7%
4,498,230	Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (a)(b)	4,498,230

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,498,230)	4,498,230

	TOTAL INVESTMENTS - 109.2% (Cost $49,349,117)	50,505,580
	Liabilities in Excess of Other Assets - (9.2)%	(4,274,743)

	NET ASSETS - 100.0%	$46,230,837

PLC Public Limited Company

ADR American Depository Receipt

+	All or portion of this security is on loan as of March 31, 2021. Total value of securities on loan is $4,390,153.
*	Non-income producing security.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2021.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: Ireland: 3.15%, Canada: 2.10%.
(d)	Rounded to 0.00

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.